Note 10 - Non-Wholly Owned Entities (Details) - Equity Method Investments (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 86		$ 99
Triton [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	70		73
Horizon Pipeline [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	15		17
Other Equity Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 1	[1]	$ 9	[1]

[1]	Includes our investment in Sawgrass Storage of $1 million at December 31, 2013 and $9 million at December 31, 2012.